Long-Term Incentive Awards - Additional Information (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant or award, 2004 Long Term Incentive Plan, as amended	6,000,000
Excess tax benefit from stock-based compensation, financing activities	$ 13,000	$ 900,000	$ 400,000
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.03	$ 5.00	$ 3.79
Granted (in shares)	924,733
Fair value of restricted stock vested	2,800,000	2,400,000	700,000
Vested (in shares)	(563,431)
Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Stock Options Contractual Period	10 years
Annual vesting percentage	33.00%
Granted (in shares)	0	0
Intrinsic value of stock options exercised	400,000	2,300,000	20,000
Cash received from stock option exercises	300,000	1,700,000	18,000
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Weighted-average grant date fair value, Granted (in dollars per share)	$ 5.28	$ 5.93
Granted (in shares)			0
Fair value of restricted stock vested	900,000
Vested (in shares)	(198,972)	0	0
Retention Award | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - Retention Awards	3 years
Shares used in calculation of Retention Award	500,000
Days prior to vesting date used in calculation of Retention Award	90 days
Maximum share price for calculation of Retention Award (in dollars per share)	$ 10.00
Objective-based Awards (cash settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Recognized	2,600,000	900,000
Income Tax Benefit from Compensation Expense Recognized	900,000	300,000
Share-settled Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense Recognized	6,200,000	5,300,000	4,400,000
Income Tax Benefit from Compensation Expense Recognized	$ 2,200,000	$ 1,800,000	$ 1,600,000